Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table summarizes compensation values reported in the Summary Compensation Table for our Chief Executive Officer, also known as principal executive officer ("PEO"), and the average of our other NEOs as compared to "compensation actually paid" during the years ended December 31, 2022, 2021, and 2020. In determining the "compensation actually paid" to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC's valuation methods for this section differ from those that are required to be applied in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid ("CAP") to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(5)	Adjusted EBITDA (millions)(6)
					TSR	Peer Group TSR(4)
2022	$8,038,004	$5,845,194	$2,065,369	$1,578,025	$71.76	$119.49	($22.80)	$84.40
2021	$9,081,442	$9,581,484	$2,623,371	$1,838,719	$87.32	$145.37	($22.30)	$68.60
2020	$6,922,439	$7,069,638	$2,250,134	$2,516,577	$88.20	$110.56	($143.80)	($13.10)

(1) The PEO for the covered years is Richard L. Gelfond. Our non-PEO NEOs for the covered years are as follows:

2020	2021	2022
Patrick McClymont	Patrick McClymont	Natasha Fernandes
Megan Colligan	Joseph Sparacio	Joseph Sparacio
Robert D. Lister	Megan Colligan	Megan Colligan
Mark Welton	Robert D. Lister	Robert D. Lister
	Mark Welton	Mark Welton

(2) The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022
PEO	$(5,499,961)	$5,431,528	$(2,234,773)	$0	$110,396	$0	$(2,192,810.0)
NEO	$(1,059,982)	$893,778	$(344,955)	$15,655	$8,160	$0	$(487,344.0)
2021
PEO	$(5,899,985)	$7,028,781	$(628,754)	$0	$0	$0	$500,042.0
NEO	$(1,574,116)	$953,443	$(136,280)	$106,187	$379,737	$(513,623)	$(784,652.0)
2020
PEO	$(5,499,962)	$5,810,650	$0	$0	$0	$0	$310,688.0
NEO	$(1,437,492)	$2,038,667	$(100,016)	$0	$(234,716)	$0	$266,443.0

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.

(3) The following adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

	Reported Values Deducted		Calculated Values Added
Year	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
2022	$0	$0	$0	$0
2021	$0	$0	$0	$0
2020	$163,489	$0	$0	$0

(4) Represents the total cumulative shareholder return for $100 invested on December 31, 2019 (assuming that all dividends were reinvested) in common shares of the Company against the cumulative total return of the IMAX Peer Group to the end of the most recently completed fiscal year. IMAX's 2022 peer group consisted of Ambarella, Inc., Avid Technologies, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., Harmonic Inc., Lions Gate Entertainment Corp., The Marcus Corporation, and World Wrestling Entertainment, Inc. (the "2022 Peer Group"). IMAX's 2021 peer group consisted of the 2022 Peer Group and Zynga Inc. IMAX's 2020 peer group consisted of the 2022 Peer Group, Glu Mobile Inc. and Zynga Inc. Glu Mobile Inc. and Zynga Inc. were excluded from the peer group list, as applicable, because they were acquired in 2021 and 2022, respectively.

(5) The dollar amounts reported represent the amount of net income attributable to common shareholders reflected in the Company’s audited financial statements for the applicable year (U.S. GAAP Net Income).

(6) Based on the Company assessment, Adjusted EBITDA is the financial performance measure most closely linked to the calculation of CAP. Adjusted EBITDA is a non-GAAP Financial Measure. See "Non-GAAP Financial Measures" on page 90 for a reconciliation of all non-GAAP measurements to the most directly comparable U.S. GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1) The PEO for the covered years is Richard L. Gelfond. Our non-PEO NEOs for the covered years are as follows:

2020	2021	2022
Patrick McClymont	Patrick McClymont	Natasha Fernandes
Megan Colligan	Joseph Sparacio	Joseph Sparacio
Robert D. Lister	Megan Colligan	Megan Colligan
Mark Welton	Robert D. Lister	Robert D. Lister
	Mark Welton	Mark Welton

Peer Group Issuers, Footnote [Text Block]

(4) Represents the total cumulative shareholder return for $100 invested on December 31, 2019 (assuming that all dividends were reinvested) in common shares of the Company against the cumulative total return of the IMAX Peer Group to the end of the most recently completed fiscal year. IMAX's 2022 peer group consisted of Ambarella, Inc., Avid Technologies, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., Harmonic Inc., Lions Gate Entertainment Corp., The Marcus Corporation, and World Wrestling Entertainment, Inc. (the "2022 Peer Group"). IMAX's 2021 peer group consisted of the 2022 Peer Group and Zynga Inc. IMAX's 2020 peer group consisted of the 2022 Peer Group, Glu Mobile Inc. and Zynga Inc. Glu Mobile Inc. and Zynga Inc. were excluded from the peer group list, as applicable, because they were acquired in 2021 and 2022, respectively.

PEO Total Compensation Amount	$ 8,038,004	$ 9,081,442	$ 6,922,439
PEO Actually Paid Compensation Amount	$ 5,845,194	9,581,484	7,069,638
Adjustment To PEO Compensation, Footnote [Text Block]

(2) The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022
PEO	$(5,499,961)	$5,431,528	$(2,234,773)	$0	$110,396	$0	$(2,192,810.0)
NEO	$(1,059,982)	$893,778	$(344,955)	$15,655	$8,160	$0	$(487,344.0)
2021
PEO	$(5,899,985)	$7,028,781	$(628,754)	$0	$0	$0	$500,042.0
NEO	$(1,574,116)	$953,443	$(136,280)	$106,187	$379,737	$(513,623)	$(784,652.0)
2020
PEO	$(5,499,962)	$5,810,650	$0	$0	$0	$0	$310,688.0
NEO	$(1,437,492)	$2,038,667	$(100,016)	$0	$(234,716)	$0	$266,443.0

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.

(3) The following adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

	Reported Values Deducted		Calculated Values Added
Year	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
2022	$0	$0	$0	$0
2021	$0	$0	$0	$0
2020	$163,489	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount	$ 2,065,369	2,623,371	2,250,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,578,025	1,838,719	2,516,577
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2) The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2022
PEO	$(5,499,961)	$5,431,528	$(2,234,773)	$0	$110,396	$0	$(2,192,810.0)
NEO	$(1,059,982)	$893,778	$(344,955)	$15,655	$8,160	$0	$(487,344.0)
2021
PEO	$(5,899,985)	$7,028,781	$(628,754)	$0	$0	$0	$500,042.0
NEO	$(1,574,116)	$953,443	$(136,280)	$106,187	$379,737	$(513,623)	$(784,652.0)
2020
PEO	$(5,499,962)	$5,810,650	$0	$0	$0	$0	$310,688.0
NEO	$(1,437,492)	$2,038,667	$(100,016)	$0	$(234,716)	$0	$266,443.0

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.

(3) The following adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

	Reported Values Deducted		Calculated Values Added
Year	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
2022	$0	$0	$0	$0
2021	$0	$0	$0	$0
2020	$163,489	$0	$0	$0

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR
Compensation Actually Paid vs. Net Income [Text Block]	me
Total Shareholder Return Amount	$ 71.76	87.32	88.20
Peer Group Total Shareholder Return Amount	119.49	145.37	110.56
Net Income (Loss)	$ (22,800,000)	$ (22,300,000)	$ (143,800,000)
Company Selected Measure Amount	84,400,000	68,600,000	(13,100,000)
PEO Name	Richard L. Gelfond	Richard L. Gelfond	Richard L. Gelfond
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]

(6) Based on the Company assessment, Adjusted EBITDA is the financial performance measure most closely linked to the calculation of CAP. Adjusted EBITDA is a non-GAAP Financial Measure. See "Non-GAAP Financial Measures" on page 90 for a reconciliation of all non-GAAP measurements to the most directly comparable U.S. GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Connected Systems
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Global Box Office
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Liquidity
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Defined Benefit and Pension Plans Calculated Values Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,192,810.0)	500,042.0	310,688.0
PEO [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,499,961)	(5,899,985)	(5,499,962)
PEO [Member] | Year End Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,431,528	7,028,781	5,810,650
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,234,773)	(628,754)	0
PEO [Member] | Fair Value of Awards Granted and Vesting in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,396	0	0
PEO [Member] | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Defined Benefit and Pension Plans Reported Values Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	163,489
PEO [Member] | Defined Benefit and Pension Plans Calculated Values Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(487,344.0)	(784,652.0)	266,443.0
Non-PEO NEO [Member] | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,059,982)	(1,574,116)	(1,437,492)
Non-PEO NEO [Member] | Year End Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	893,778	953,443	2,038,667
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(344,955)	(136,280)	(100,016)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vesting in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,655	106,187	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,160	379,737	(234,716)
Non-PEO NEO [Member] | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(513,623)	0
Non-PEO NEO [Member] | Defined Benefit and Pension Plans Reported Values Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0